Selling, general and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2018
Selling, general and administrative expense [abstract]
Schedule of selling, general and administrative expenses
	2018	2017	2016
Taxes (*)	(45,536)	(54,883)	(50,908)
Salaries and social security contributions	(32,433)	(35,812)	(34,832)
Services and fees	(44,137)	(58,511)	(48,123)
Office expenses	(10,209)	(11,620)	(9,966)
Amortization and depreciation	(9,225)	(7,640)	(7,150)
Maintenance expenses	(3,101)	(4,215)	(5,113)
Advertising	(4,722)	(3,044)	(2,229)
Insurance	(2,037)	(2,289)	(1,397)
Charter service	(830)	(830)	(1,162)
Bad debts recovery	3,190	268	2,248
Bad debts	(12,748)	(7,672)	(1,976)
Other	(10,111)	(7,953)	(10,244)
	(171,899)	(194,201)	(170,852)

(*) Mainly included tax from taxes over banks transactions and tax on revenue.